Fair Values of Financial Instruments (Tables) - Bar Harbor Bankshares 401(k) Plan	12 Months Ended
Dec. 31, 2025
Fair Values of Financial Instruments
Schedule of plan's investment assets at fair value

	Level 1	Level 2	Level 3	Total
December 31, 2025
Mutual funds	$66,904,627	$—	$—	$66,904,927
Common Stock of BHB	4,335,091	—	—	4,335,091
Investments at fair value	71,239,718	—	—	71,239,718
Common Collective Trust (a)	—	—	—	1,697,248
Total Investments at fair value	$71,239,718	$—	$—	$72,936,966

December 31, 2024
Mutual funds	$55,630,182	$—	$—	$55,630,182
Common Stock of BHB	4,457,388	—	—	4,457,388
Investments at fair value	60,087,570	—	—	60,087,570
Common Collective Trust (a)	—	—	—	2,027,315
Total Investments at fair value	$60,087,570	$—	$—	$62,114,885

(a)	The investment measured at fair value using the NAV per share (or its equivalent) practical expedient has not been classified in the fair value hierarchy. The fair value amount included above is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

Schedule of Plan's investments whose fair value is estimated using NAV per share

Fair Value Estimated Using NAV per Share

December 31, 2025

Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Common Collective Trust:
Vanguard Retirement Savings Trust III	$1,697,248	$—	Daily	N/A

Fair Value Estimated Using NAV per Share

December 31, 2024

Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Common Collective Trust:
Vanguard Retirement Savings Trust III	$2,027,315	$—	Daily	N/A